Intangible Assets Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets amortization expense	$ 221	$ 208